INCOME TAXES, Reconciliation of Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2017
Reconciliation of effective tax rate [Abstract]
Net income / (loss) for the year	$ 7,770	$ 10,965	$ (15,881)
Income tax expense / (benefit)	2,315	8,445	(54)
Income / (loss) before taxation	10,085	19,410	(15,935)
Reconciliation of accounting profit multiplied by applicable tax rates [Abstract]
Income tax (benefit) using the applicable tax rate	2,118	4,230	(4,470)
State taxes (net of federal tax effect)	1,303	1,073	(583)
Effect of tax and exchange rates in foreign jurisdictions	(776)	1,043	3,033
Foreign subsidiaries taxed at lower rate or tax exempt	191	(380)	4,525
Non-deductible expenses / exempt income	328	470	93
Cancellation of legacy ESOP plan	0	3,104	0
Effect of disposal of subsidiaries	0	(403)	505
Prior year provision / other items	(320)	73	128
Unrecognized losses utilized during the year	1,018	0	0
Change in unrecognized temporary differences	(1,547)	(765)	(3,285)
Total	$ 2,315	$ 8,445	$ (54)
Reconciliation of average effective tax rate and applicable tax rate [Abstract]
Income tax (benefit) using the applicable tax rate	21.00%	21.00%	28.00%	35.00%
State taxes (net of federal tax effect)	12.90%	5.30%	3.60%
Effect of tax and exchange rates in foreign jurisdictions	(7.70%)	5.10%	(19.00%)
Foreign subsidiaries taxed at lower rate or tax exempt	1.90%	(1.90%)	(28.00%)
Non-deductible expenses / exempt income	3.30%	2.30%	(1.00%)
Cancellation of legacy ESOP plan	0.00%	15.20%	0.00%
Effect of disposal of subsidiaries	0.00%	(2.00%)	(3.20%)
Prior year provision / other items	(3.20%)	0.40%	(1.00%)
Unrecognized losses utilized during the year	10.10%	0.00%	0.00%
Change in unrecognized temporary differences	(15.30%)	(3.70%)	21.00%
Total	23.00%	41.70%	0.40%